Service Concession Arrangements	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Service Concession Arrangements
46.	Service Concession Arrangements

(1)	Hydroelectric Power Generation at Semangka, Indonesia (BOT)

(i)	Significant terms and concession period of the arrangement
Regarding Semangka hydroelectric power-generation business (BOT) in Indonesia, the Company has entered into a contract with PT. Perusahaan Listrik Negara (the “PT PLN”) whereby the Company shall provide electricity generated for about 30 years (2018 – 2048) after subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover capital cost, fixed O&M cost, water usage cost, variable O&M cost and special facilities cost during the concession period.

(ii)	Rights and classification of the arrangement
The Company has the rights to use and own the power plant during the concession period from 2018 to 2048. At the end of the concession period, PT PLN has an option to take over the ownership of the power plant from the Company.

(iii)	Classification method
This project allows PT PLN to acquire ownership of the plant after the end of the 30 years contract period.

(iv)	The Company’s expected future collections of service concession arrangements as of December 31, 2023 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	32,354
1 ~ 2 years		32,281
2 ~ 3 years		32,321
Over 3 years		525,642

	￦	622,598

(2)	CPPAg Power Generation

(i)	Significant terms and concession period of the arrangement
The Company has entered into a contract with CPPAg(The Central Power Purchasing Agency Guarantee Limited) whereby the Company shall provide electricity generated for approximately 30 years (2020 – 2050) subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover capital cost, variable O&M cost, fixed O&M cost, water usage cost, insurance cost and others during the concession period.

(ii)	Rights and classification of the arrangement
The Company has the rights to use and own the power plant during the concession period from 2020 to 2050. The Government of Pakistan has an option to take over the ownership of the power plant from the Company after the concession period has elapsed.

(iii)	Classification method
This project allows the Government of Pakistan to acquire ownership of the plant after the end of the contract period.

(iv)	The Company’s expected future collections of service concession arrangements as of December 31, 2023 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	75,717
1 ~ 2 years		75,717
2 ~ 3 years		75,717
Over 3 years		893,254

	￦	1,120,405